Pension Plans (Details) - Schedule of Cash Flow for Post-Employment Benefits - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
a) Fair value of plan assets
Opening balance		$ 4,107	$ 5,260	$ 6,819
Expected yield of insurance contracts	$ 151	574	539
Employer contributions	1,277	1,308	1,269
Actuarial (gain) losses	0	0	0
Premiums paid	0	0	0
Benefits paid	(2,073)	(3,035)	(3,367)
Fair value of plan assets at year end	3,462	4,107	5,260
b) Present value of obligations
Present value of obligations opening balance		(3,138)	(5,027)	$ (6,277)
Net incorporation of Group companies	0	0	0
Service cost	283	1,889	1,250
Interest cost	0	0	0
Curtailment/settlement effect	0	0	0
Benefits paid	0	0	0
Past service cost	0	0	0
Actuarial (gain) losses	0	0	0
Other	86	0	0
Present value of obligations at year end	(2,769)	(3,138)	(5,027)
Net balance at year end	$ 693	$ 969	$ 233